Shareholder Report, Holdings (Details) - C000268188	Apr. 30, 2026
Advanced Micro Devices9291225
Holdings [Line Items]
Percent of Total Investments	7.20%
NVIDIA9291296
Holdings [Line Items]
Percent of Total Investments	5.00%
ASML Holding9291336
Holdings [Line Items]
Percent of Total Investments	4.80%
Applied Materials9291233
Holdings [Line Items]
Percent of Total Investments	4.70%
Lam Research9291280
Holdings [Line Items]
Percent of Total Investments	4.10%
KLA9291277
Holdings [Line Items]
Percent of Total Investments	4.00%
Microsoft9291288
Holdings [Line Items]
Percent of Total Investments	3.80%
Taiwan Semiconductor Manufacturing9291339
Holdings [Line Items]
Percent of Total Investments	3.50%
Palantir Technologies9291301
Holdings [Line Items]
Percent of Total Investments	3.40%
ServiceNow9291321
Holdings [Line Items]
Percent of Total Investments	2.80%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	83.00%